Subsequent Events (Details Narrative)					4 Months Ended	12 Months Ended
	Oct. 02, 2024 shares	Jul. 02, 2024 shares	Apr. 02, 2024 shares	Jan. 02, 2024 shares $ / shares	Apr. 29, 2024 CAD ($) shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price of warrant						1,442,000	90,000
Stock options granted, exercise price | $ / shares						$ 1.86	$ 2.00
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued settle RSUs owed and other obligations					2,178,957
Number of shares issued settle outstanding debt					4,486,250
Number of shares issued settle debt and signing bonus					673,375
Number of shares issued settle debt and other obligations					640,950
Number of shares issued for debenture conversion					333
Convertible debentures principal converted | $					$ 1,000
Nonadjusting event [member] | Sandiego tory hills capital inc [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrant				200,000
Stock options granted, exercise price | $ / shares				$ 0.30
Stock options granted, maturity date				January 2, 2027
Number of stock options vesting	50,000	50,000	50,000	50,000